Related party balances and transactions (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2023
Related Party Transactions [Abstract]
Due from related party	$ 247,328	$ 247,328
[custom:DueFromDiscontinuedOperations-0]		$ 17,632,181	$ 17,632,181
Allowance for expected credit losses	$ 17,632,181